Fair value of financial instruments (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Of Financial Instruments Tables Abstract
Schedule of fair value disclosure of lease liabilities
		Carrying amount				Fair value
December 31, 2020	Note	Mandatorily at FVTPL	Financial asset at amortized cost	Other financial liabilities	Total	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value
Investment portfolio:
Equities	8	18,445	—	—	18,445	—	154	18,291	18,445
		18,445	—	—	18,445
Financial assets not measured at fair value
Cash and cash equivalent		—	12,119	—	12,119	12,119	—	—	12,119
Loans receivable – current	5	—	54,978	—	54,978	—	54,978	—	54,978
Loans receivable – non-current	5	—	1,135	—	1,135	—	—	1,064	1,064
		—	68,232	—	68,232
Financial liabilities not measured at fair value
Accounts payable and accruals		—	—	7,843	7,843	—	7,843	—	7,843
Credit facilities	13	—	—	37,644	37,644	—	37,644	—	37,644
Debentures	14	—	—	40,658	40,658	—	40,658	—	40,658
Convertible debentures	15	—	—	8,751	8,751	—	8,751	—	8,751
		—	—	94,896	94,896

23.	Fair value of financial instruments (Continued from previous page)

		Carrying amount				Fair value
December 31, 2019	Note	FVTPL	Financial asset at amortized cost	Other financial liabilities	Total	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value
Investment portfolio:
Equities	8	20,590	—	—	20,590	—	99	20,491	20,590
Partnership interest and other	8	200	—	—	200	—	—	200	200
		20,790	—	—	20,790
Financial assets not measured at fair value
Cash and cash equivalent		—	10,417	—	10,417	10,417	—	—	10,417
Loans receivable – current	5	—	69,949	—	69,949	—	69,647	—	69,647
Loans receivable – non-current	5	—	34,726	—	34,726	—	—	34,396	34,396
		—	115,092	—	115,092
Financial liabilities not measured at fair value
Accounts payable and accruals		—	—	11,254	11,254	—	11,254	—	11,254
Credit facilities	13	—	—	76,472	76,472	—	76,472	—	76,472
Debentures	14	—	—	44,039	44,039	—	44,867	—	44,867
Convertible debentures	15	—	—	12,373	12,373	—	12,373	—	12,373
		—	—	144,138	144,138

Schedule of fair value measurements of investment portfolio

The following table presents the changes in fair value measurements of the Company’s investment portfolio recognized at fair value at December 31, 2020 and 2019 and classified as Level 3:

	December 31, 2020	December 31, 2019
Opening balance of Level 3 investments	20,691	—
Acquired in business combination with Difference	—	22,648
Addition	150	—
Disposal	—	(2,100)
Repayment of debenture	—	(14)
Unrealized exchange loss	(247)	(118)
Unrealized (loss) gain on investment portfolio	(2,303)	275
Balance of level 3 investments, end of year	18,291	20,691

For the fair value of equity securities, reasonably possible changes at the reporting date to one of the significant unobservable inputs, holding other inputs constant, would have the following effects.

		Profit or loss
		Increase	Decrease
Investment portfolio:
31 December 2020		937	(937)
	Adjusted market multiple (5% movement)
31 December 2019		1,000	(1,000)